INTANGIBLE ASSETS AND GOODWILL - Intangible Assets and Goodwill by Segment (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Goodwill	$ 4,557	$ 4,693
Operating segments | Pipelines
Disclosure of operating segments [line items]
Goodwill	2,722	2,714
Operating segments | Facilities
Disclosure of operating segments [line items]
Goodwill	396	540
Operating segments | Marketing & New Ventures
Disclosure of operating segments [line items]
Goodwill	$ 1,439	$ 1,439